Accounts payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable - Schedule of Accounts Payable

The accounts payable balance consisted of the following:

	As at December 31,	As at December 31,
USD'000	2022	2021
Trade creditors	5,001	5,680
Factors or other financial institutions for borrowings	—	27
Accounts payable to underwriters, promoters, and employees	1,071	792
Other accounts payable	663	757
Total accounts payable	6,735	7,256

The accounts payable balance consisted of the following:

	As at December 31,	As at December 31,
USD'000	2021	2020
Trade creditors	5,680	4,467
Factors or other financial institutions for borrowings	27	178
Accounts payable to underwriters, promoters, and employees	792	945
Other accounts payable	757	1,144
Total accounts payable	7,256	6,734

SEALS Corp
Accounts Payable - Schedule of Accounts Payable

The accounts payable balance consisted of the following:

	As at June 30,	As at December 31,
USD'000	2023 (unaudited)	2022
Trade creditors	4,916	5,001
Accounts payable to shareholders	2,145	—
Accounts payable to underwriters, promoters, and employees	826	1,071
Other accounts payable	1,131	663
Total accounts payable	9,018	6,735